Employee benefits - Average Life Expectancy After Retirement (Details) - Defined benefit retirement plans - yr	Dec. 31, 2021	Dec. 31, 2020
Germany
Disclosure of defined benefit plans [line items]
Male	21	21
Female	24	24
SWEDEN
Disclosure of defined benefit plans [line items]
Male	22	22
Female	24	24
Austria
Disclosure of defined benefit plans [line items]
Male	23	23
Female	26	26
Italy
Disclosure of defined benefit plans [line items]
Male	21	21
Female	22	22
SWITZERLAND
Disclosure of defined benefit plans [line items]
Male	22	21
Female	24	24